Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt

As at December 31,	Notes	2025	2024
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	—	173
Total Debt Principal		—	173
B) Long-Term Debt

As at December 31,	Notes	2025	2024
Committed Credit Facility	i	—	—
Term Loan Facility	ii	2,700	—
U.S. Dollar Denominated Senior Unsecured Notes	iii	5,887	5,470
Canadian Dollar Senior Unsecured Notes	iii	2,450	2,000
Total Debt Principal		11,037	7,470
Debt Premiums (Discounts), Net, and Transaction Costs		(5)	64
Long-Term Debt		11,032	7,534
Less: Current Portion		—	192
Long-Term Portion		11,032	7,342

Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes
The principal amounts of the Company’s outstanding senior unsecured notes are:

	2025		2024
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Senior Unsecured Notes
5.38% due July 15, 2025	—	—	133	192
4.25% due April 15, 2027	—	—	373	537
4.40% due April 15, 2029	183	250	183	262
4.65% due March 20, 2031	500	685	—	—
2.65% due January 15, 2032	500	685	500	720
5.40% due March 20, 2036	500	685	—	—
5.25% due June 15, 2037	333	457	333	479
6.80% due September 15, 2037	191	262	191	275
6.75% due November 15, 2039	652	894	652	938
4.45% due September 15, 2042	91	125	91	131
5.20% due September 15, 2043	27	37	27	39
5.40% due June 15, 2047	569	779	569	818
3.75% due February 15, 2052	750	1,028	750	1,079
	4,296	5,887	3,802	5,470
Canadian Dollar Senior Unsecured Notes
3.60% due March 10, 2027		—		750
3.50% due February 7, 2028		1,250		1,250
4.25% due March 20, 2033		650		—
4.60% due November 20, 2035		550		—
		2,450		2,000
Total Senior Unsecured Notes		8,337		7,470

Mandatory Debt Payments

	U.S. Dollar Senior Unsecured Notes		Canadian Dollar Senior Unsecured Notes	Term Loan Facility	Total
As at December 31, 2025	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal	C$ Principal and Equivalent
2026	—	—	—	—	—
2027	—	—	—	—	—
2028	—	—	1,250	—	1,250
2029	183	250	—	2,700	2,950
2030	—	—	—	—	—
Thereafter	4,113	5,637	1,200	—	6,837
	4,296	5,887	2,450	2,700	11,037

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at December 31,	2025	2024
Short-Term Borrowings	—	173
Current Portion of Long-Term Debt	—	192
Long-Term Portion of Long-Term Debt	11,032	7,342
Total Debt	11,032	7,707
Less: Cash and Cash Equivalents	(2,740)	(3,093)
Net Debt	8,292	4,614

Net Earnings (Loss)	3,930	3,142
Add (Deduct):
Finance Costs, Net	569	514
Income Tax Expense (Recovery)	547	929
Depreciation, Depletion and Amortization	5,192	4,871
Exploration and Evaluation Asset Write-downs	25	37
(Income) Loss From Equity-Accounted Affiliates	(53)	(66)
Unrealized (Gain) Loss on Risk Management	(15)	12
Foreign Exchange (Gain) Loss, Net	(361)	462
(Gain) Loss on Divestiture of Assets	(87)	(119)
Re-measurement of Contingent Payments	—	30
Other (Income) Loss, Net	(115)	(55)
Adjusted EBITDA (1)	9,632	9,757

Net Debt to Adjusted EBITDA (times)	0.9	0.5
(1)Calculated on a trailing twelve-month basis.

Disclosure Of Net Debt To Adjusted Funds Flow
Net Debt to Adjusted Funds Flow

As at December 31,	2025	2024
Net Debt	8,292	4,614

Cash From (Used in) Operating Activities	8,228	9,235
(Add) Deduct:
Settlement of Decommissioning Liabilities	(280)	(234)
Net Change in Non-Cash Working Capital	(363)	1,305
Adjusted Funds Flow (1)	8,871	8,164

Net Debt to Adjusted Funds Flow (times)	0.9	0.6
(1)Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

As at December 31,	2025	2024
Net Debt	8,292	4,614
Shareholders’ Equity	31,622	29,754
Capitalization	39,914	34,368

Net Debt to Capitalization (percent)	21	13